Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capital Group Core Balanced ETF
Entity Central Index Key	0001970533
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Capital Group Core Balanced ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Core Balanced ETF
Class Name	Capital Group Core Balanced ETF
Trading Symbol	CGBL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Capital Group Core Balanced ETF for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/ETF-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGBL	$17	0.33%*
*Annualized
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33% [1]
Net Assets	$ 571,428,000
Holdings Count | Holding	68
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$571,428
Total number of portfolio holdings	68
Portfolio turnover rate	12%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized